Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 16,099
2027	8,876
2028	4,790
2029	2,368
Total remaining undiscounted lease payments	32,133
Less: Interest	1,362
Total present value of lease liabilities	30,771		¥ 57,972
Less: Current operating lease liabilities	15,308	$ 2,189	30,054
Non-current operating lease liabilities	¥ 15,463	$ 2,211	¥ 27,918